Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Vanguard Variable
Insurance Funds and Shareholders of
Vanguard Variable Insurance Funds Equity
Income Portfolio
Vanguard Variable Insurance Funds Growth
Portfolio
Vanguard Variable Insurance Funds Money
Market Portfolio
Vanguard Variable Insurance Funds Total Bond
Market Index Portfolio
Vanguard Variable Insurance Funds Balanced
Portfolio
Vanguard Variable Insurance Funds International
Portfolio
Vanguard Variable Insurance Funds Short-Term
Investment-Grade Portfolio
Vanguard Variable Insurance Funds Diversified
Value Portfolio
Vanguard Variable Insurance Funds High Yield
Bond Portfolio
Vanguard Variable Insurance Funds Real Estate
Index Portfolio and
Vanguard Variable Insurance Funds Global Bond
Index Portfolio

In planning and performing our audits of the financial statements of Vanguard Variable
Insurance Funds Equity Income Portfolio,
Vanguard Variable Insurance Funds Growth
Portfolio, Vanguard Variable Insurance Funds
Money Market Portfolio, Vanguard Variable
Insurance Funds Total Bond Market Index
Portfolio, Vanguard Variable Insurance Funds
Balanced Portfolio, Vanguard Variable Insurance
Funds International Portfolio, Vanguard Variable
Insurance Funds Short-Term Investment-Grade
Portfolio, Vanguard Variable Insurance Funds
Diversified Value Portfolio, Vanguard Variable
Insurance Funds High Yield Bond Portfolio,
Vanguard Variable Insurance Funds Real Estate
Index Portfolio and Vanguard Variable Insurance
Funds Global Bond Index Portfolio (eleven of the portfolios constituting Vanguard Variable
Insurance Funds, hereafter collectively referred to as the "Portfolios") as of and for the year ended
December 31, 2023, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2023.

This report is intended solely for the information and use of the Board of Trustees of Vanguard
Variable Insurance Portfolios and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024